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                                         MetLife Investors USA Insurance Company
                                                        5 Park Plaza, Suite 1900
                                                        Irvine, California 92614


November 2, 2005


VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

    Re:  MetLife Investors USA Insurance Company and
         MetLife Investors USA Separate Account A
         File No. 333-54470 (Series L - 4 Year and Series L)
         Rule 497(j) Certification
         _________________________________________

Commissioners:

     On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectus Supplements dated November 1, 2005 to the Prospectuses dated May 1, 2005 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the three Prospectus Supplements to the Prospectuses contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on October 24, 2005.

     If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company